EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$2,753
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	2,753

Principal Amount[1]
	FIXED INCOME SECURITIES — 91.0%
	ARGENTINA — 0.9%
40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	426,527
	AUSTRALIA — 8.1%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,379,656
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,369,720
1,500,000	Queensland Treasury Corp. 5.750%, 7/22/2024	1,277,156
		4,026,532
	BRAZIL — 4.7%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	892,699
7,200,000	10.250%, 1/10/2028	1,453,562
		2,346,261
	CANADA — 9.3%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,249,855
500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	401,785
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,690,290
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,267,168
18,750	Sanjel Corp. 0.000% [5,6]	—
		4,609,098
	CHILE — 3.0%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	520,463

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE (Continued)
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	$971,555
		1,492,018
	COLOMBIA — 0.7%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	353,618
	GERMANY — 3.2%
14,000,000	Kreditanstalt fuer Wiederaufbau 1.790% (NIBOR 3 Month + 150 basis points), 1/25/2022[7]	1,596,938
	LUXEMBOURG — 4.4%
	European Investment Bank
18,090,000,000	7.400%, 1/24/2022	1,267,751
18,000,000	6.500%, 7/7/2027	914,545
		2,182,296
	MALTA — 1.4%
6,000,000	Gaming Innovation Group PLC 8.500% (STIBOR 3 Month + 850 basis points), 6/11/2024[2,4,7]	708,669
	MEXICO — 9.7%
25,400,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,281,247
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,788,989
15,000,000	5.750%, 3/5/2026	732,782
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	1,008,813
		4,811,831
	NEW ZEALAND — 4.7%
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	2,115,772
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	193,042
		2,308,814
	NORWAY — 1.7%
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	553,553

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
2,500,000	Lime Petroleum A.S. 8.480% (NIBOR 3 Month + 825 basis points), 1/9/2024[2,7]	$288,999
		842,552
	PERU — 2.8%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,367,112
	PHILIPPINES — 2.1%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,041,675
	SINGAPORE — 6.1%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	766,686
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,8]	752,596
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,489,889
		3,009,171
	SOUTH KOREA — 3.9%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	821,027
15,000,000,000	7.250%, 12/7/2024	1,103,336
		1,924,363
	SWEDEN — 3.3%
10,000,000	Betsson A.B. 3.963% (STIBOR 3 Month + 400 basis points), 9/26/2022[2,7]	1,188,084
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,3]	418,317
		1,606,401
	UNITED KINGDOM — 6.2%
1,000,000	BP Capital Markets PLC 3.250% [2,3,6]	1,280,773
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	408,600
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	1,350,997
		3,040,370

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES — 14.8%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	$1,445,420
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	2,476,176
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	1,036,352
	International Finance Corp.
56,000,000	5.850%, 11/25/2022	764,524
8,000,000,000	8.000%, 10/9/2023	591,295
20,000,000	7.000%, 7/20/2027	1,016,261
		7,330,028
	TOTAL FIXED INCOME SECURITIES
	(Cost $47,279,926)	45,024,274
	SHORT-TERM INVESTMENTS — 5.1%
$2,518,236	UMB Money Market Fiduciary, 0.010% [9]	2,518,236
	Total Short-Term Investments
	(Cost $2,518,236)	2,518,236
	TOTAL INVESTMENTS — 96.1%
	(Cost $51,383,392)	47,545,263
	Other Assets in Excess of Liabilities — 3.9%	1,915,522
	TOTAL NET ASSETS — 100.0%	$49,460,785

LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,078,389, which represents 4.20% of Net Assets.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[6]Perpetual security. Maturity date is not applicable.
[7]Floating rate security.
[8]Step rate security.
[9]The rate is the annualized seven-day yield at period end.